Off-balance Sheet Items	12 Months Ended
Dec. 31, 2018
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Off-balance Sheet Items

NOTE 49. OFF-BALANCE SHEET ITEMS

In the normal course of business and in order to meet customers’ financing needs, off-balance sheet transactions are performed. These instruments expose the Group to the credit risk, in addition to loans recognized in assets. These financial instruments include credit lending commitments, letters of credit reserve, guarantees granted and acceptances.

The same credit policies for agreed credits, guarantees and loan granting are used. Outstanding commitments and guarantees do not represent an unusually high credit risk.

Agreed Credits

They are commitments to grant loans to a customer in a future date, subject to compliance with certain contractual agreements that usually have fixed maturity dates or other termination clauses and may require a fee payment.

Commitments are expected to expire without resorting to them. The total amounts of agreed commitments do not necessarily represent future cash requirements. Each customer’s solvency is evaluated case by case.

Guarantees Granted

The issuing bank commits to reimbursing the loss to the beneficiary if the secured debtor does not comply with its obligation upon maturity.

Export and Import Documentary Credits

They are conditional commitments issued by the Group to secure a customer’s compliance towards a third party.

Responsibilities for Foreign Trade Transactions

They are conditional commitments for foreign trade transactions.

Our exposure to credit loss upon the other party’s default in the financial instrument is represented by the contractual notional amount of the same investments.

The credit exposure for these transactions is detailed below.

	12.31.18	12.31.17	01.01.17
Agreed Commitments	14,947,369	17,223,135	16,756,545
Export and Import Documentary Credits	1,080,047	2,005,839	1,198,508
Guarantees Granted	16,292,630	3,493,810	2,090,979
Responsibilities for Foreign Trade Transactions	234,609	674,101	1,080,067

The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.18	12.31.17
For Agreed Credits	121,515	89,471
For Export and Import Documentary Credits	68,882	31,459
For Guarantees Granted	82,041	45,058

The credit risk of these instruments is essentially the same as that involved in lending credit facilities to customers.

To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to: 3

	12.31.18	12.31.17	01.01.17
Other Preferred Guarantees Received	6,796,492	67,032	111,747
Other Guarantees Received	296,362	471,506	445,115

Additionally, checks to be debited and credited, as well as other elements in the collection process, such as, notes, invoices and miscellaneous items, are recorded in memorandum accounts until the related instrument is approved or accepted.

The risk of loss in these offsetting transactions is not significant.

	12.31.18	12.31.17	01.01.17
Checks and Drafts to be Debited	3,448,362	3,110,534	3,710,115
Checks and Drafts to be Credited	4,443,878	4,553,727	4,716,211
Values for Collection	27,625,864	34,014,115	33,736,055

The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.18	12.31.17	01.01.17
Trust Funds	5,868,530	13,165,493	15,077,049
Securities Held in Custody	432,046,616	552,773,188	476,985,232

These trusts are not included in the consolidation since the Group does not exert control on them.